EMPLOYEE BENEFITS - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits [Line Items]
Defined Contribution Plan Employer Matching Contribution Percent 1	100 percent matching of voluntary contributions up to 3 percent
Defined Contribution Plan Employer Matching Contribution Percent 2	50 percent matching on the next 2 percent of individual compensation
Defined Contribution Plan Employer Additional Contribution Percent	3.00%	1.00%	1.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 341	$ 221	$ 212
Supplemental Unemployment Benefits, Salary Continuation	176	169	162
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	26,914
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			125,000
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors Percentage			25.00%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors			31,250
Stock Options Expiration Term			5 years
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	$ 77	$ 5
Employees [Member]
Employee Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			5 years
Directors [Member]
Employee Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term			2 years
Restricted Stock [Member]
Employee Benefits [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors Percentage			25.00%
Share Based Compensation Arrangement By Share Based Payment Award Maximum Number Of Shares To Directors			31,250